Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	[1]	€ 2,652	€ 3,096	€ 5,448	€ 6,357
Trading income	[1],[2]	820	1,030	2,281	792
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		175	143	202	64
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(12)	(466)	101	83
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		983	708	2,584	939
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		3,635	3,803	8,033	7,296
Corporate Treasury Services		366	593	859	1,114
Institutional Client Services		78	84	167	183
Business Banking		131	141	270	272
Corporate Bank		575	818	1,297	1,569
Investment Bank		1,768	2,449	4,114	3,892
FIC Sales & Trading		1,775	2,392	4,153	3,768
Remaining Products		(7)	57	(39)	124
Private Bank		1,208	1,137	2,487	2,374
Asset Management		56	25	135	(160)
Capital Release Unit		(18)	(154)	51	41
Corporate & Other		45	(471)	(51)	(419)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 3,635	€ 3,803	€ 8,033	€ 7,296

[1]	Prior year segmental information has been reclassified to the current structure.
[2]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.